Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2025
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 21 - Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company, and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$70	$70
Other receivables	-	294,701
Total current assets	70	294,771
Non-current assets
Investment in subsidiaries	126,420,113	169,753,151
Total assets	$126,420,183	$170,047,922

Liabilities and Shareholders’ Equity
Current liabilities
Interest payable	43,597	31,685
Promissory notes	2,519,134	-
Total liabilities	2,562,731	$31,685

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $2.40 par value, 5 billion shares authorized, 5,481,874 and 889,906 shares issued and outstanding as of September 30, 2025 and 2024, respectively	13,156,498	2,135,791
Additional paid-in capital	161,426,802	161,571,245
(Accumulated losses) Retained earnings	(50,725,848)	6,309,201
Total shareholders’ equity	123,857,452	170,016,237

Total liabilities and shareholders’ equity	$126,420,183	$170,047,922

Farmmi, Inc.

Parent Company Statements of Operations

	For the Years Ended September 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	$(997,285)	$(803,483)	$(913,948)
Other expenses
Change in fair value of derivative liability	-	-	873,767
Interest expense	(269,091)	(1,535,732)	(445,766)
Amortization of debt issuance costs	(294,699)	(60,301)	(1,691,609)
Other expenses	-	(1,061)	(432)
Loss from operations	(1,561,075)	(2,400,577)	(2,177,988)
Equity in (loss) income of subsidiaries	(51,537,574)	(2,254,102)	4,721,801
Comprehensive (loss) income attributable to the Company	$(53,098,649)	$(4,654,679)	$2,543,813

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the Years Ended September 30,
	2025	2024	2023
Cash flows from operating activities
Net (loss) income	$(53,098,649)	$(4,654,679)	$2,543,813
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Equity in loss (earnings) of subsidiaries	51,537,574	2,254,102	(4,721,801)
Interest expenses for promissory note redemption	94,166	1,444,191	-
Amortization of debt issuance costs	294,699	60,301	1,691,609
Change in fair value of derivative liability	-	-	(873,767)
Other current assets	2	134,996	98
Other current liabilities	441,343	-	(50,869)
Net cash used in operating activities	(730,865)	(761,089)	(1,410,917)

Cash flows from investing activities
Investing in subsidiaries	(7,200,929)	1,028,374	(10,576,178)
Net cash (used in) provided by investing activities	(7,200,929)	1,028,374	(10,576,178)

Cash flows from financing activities
Proceeds from promissory notes	-	5,000,000	-
Repayment of promissory notes	(2,586,986)	(130,000)	-
Repayment of convertible promissory notes	-	(6,050,625)	-
Issuance of ordinary shares for warrants exercised	781,980	-	-
Issuance of ordinary shares, net	9,850,000	762,703	7,930,000
Proceeds from advances from related parties	-	150,623	-
Repayment of advances from related parties	(113,200)	-	-
Net cash provided by (used in) financing activities	7,931,794	(267,299)	7,930,000

Net decrease in cash	-	(14)	(4,057,095)
Cash, beginning of year	70	84	4,057,179
Cash, end of year	$70	$70	$84